BORROWINGS - Repurchase of notes (Details) ₽ in Millions	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽) instrument
BORROWINGS
Total	₽ 0	₽ 2,588
MTS PJSC Notes due 2018
BORROWINGS
No of Notes | instrument		2,777,440
Due amount		₽ 2,588
Total		₽ 2,588